Restatement of Financial Statements (Details) - Schedule of stockholders' equity - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended				8 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021
Impact Of Restatement On Stockholders Equity [Line Items]
Balance		$ (664,244)				$ (3,480)				$ (3,480)
Maximum number of redeemable shares (Restated)
Net loss (Restated)	(3,480)	(2,421,183)				(817,104)				(3,081,952)
Balance	$ (3,480)	379,978,720	$ (664,244)			$ (820,579)	$ (664,244)			$ 379,978,720
GOOD WORKS ACQUISITION CORP [Member]
Impact Of Restatement On Stockholders Equity [Line Items]
Balance		(710,363)	333,108	$ 1,348,619			1,348,619
Issuance of common stock to founders								25,000
Sale of 562,500 to GW Sponsor 2, LLC								163,125
Sale of 228,000 Private Units on October 22, 2020								2,280,000
Forfeiture of 62,500 by initial stockholders
Maximum number of redeemable shares (Restated)								(870,122)
Net loss (Restated)			(1,043,471)	(1,015,511)	$ (2,000)		(2,058,982)	(107,031)	$ (2,000)
Balance			(710,363)	333,108			(710,363)	1,348,619
As Previously Reported | GOOD WORKS ACQUISITION CORP [Member]
Impact Of Restatement On Stockholders Equity [Line Items]
Balance		(710,363)	333,108	5,000,010			5,000,010	0
Issuance of common stock to founders								25,000
Sale of 15,000,000 Units on October 22, 2020 through public offering								150,000,000
Sale of 562,500 to GW Sponsor 2, LLC								163,125
Sale of 228,000 Private Units on October 22, 2020								2,280,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment								15,000,000
Sale of 500,000 Units on November 17, 2020 through over-allotment								5,000,000
Forfeiture of 62,500 by initial stockholders								0
Underwriters' discount								(450,000)
Other offering expenses								(420,121)
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)								(142,353)
Maximum number of redeemable shares (Restated)								(166,348,610)
Accretion to common stock subject to possible redemption amount (Restated)								0
Net loss (Restated)			(1,043,471)	(1,015,510)				(107,031)
Change in value of common stock subject to possible redemption (Restated)				(3,651,392)
Balance			(710,363)	333,108			(710,363)	5,000,010
Adjustment | GOOD WORKS ACQUISITION CORP [Member]
Impact Of Restatement On Stockholders Equity [Line Items]
Balance		0	0	(3,651,391)			(3,651,391)	0
Issuance of common stock to founders								0
Sale of 15,000,000 Units on October 22, 2020 through public offering								(150,000,000)
Sale of 562,500 to GW Sponsor 2, LLC								0
Sale of 228,000 Private Units on October 22, 2020								0
Sale of 1,500,000 Units on October 26, 2020 through over-allotment								(15,000,000)
Sale of 500,000 Units on November 17, 2020 through over-allotment								(5,000,000)
Underwriters' discount								450,000
Other offering expenses								420,121
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)								0
Maximum number of redeemable shares (Restated)								166,348,610
Accretion to common stock subject to possible redemption amount (Restated)								(870,122)
Net loss (Restated)			0	(1)				0
Change in value of common stock subject to possible redemption (Restated)				3,651,392
Balance			0	0			0	(3,651,391)
As Restated | GOOD WORKS ACQUISITION CORP [Member]
Impact Of Restatement On Stockholders Equity [Line Items]
Balance		$ (710,363)	333,108	1,348,619			1,348,619	0
Issuance of common stock to founders								25,000
Sale of 15,000,000 Units on October 22, 2020 through public offering								0
Sale of 562,500 to GW Sponsor 2, LLC								163,125
Sale of 228,000 Private Units on October 22, 2020								2,280,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment								0
Sale of 500,000 Units on November 17, 2020 through over-allotment								0
Forfeiture of 62,500 by initial stockholders								0
Underwriters' discount								0
Other offering expenses								0
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)								(142,353)
Maximum number of redeemable shares (Restated)								0
Accretion to common stock subject to possible redemption amount (Restated)								(870,122)
Net loss (Restated)			(1,043,471)	(1,015,511)				(107,031)
Change in value of common stock subject to possible redemption (Restated)				0
Balance			$ (710,363)	$ 333,108			$ (710,363)	$ 1,348,619